RISKS AND UNCERTAINTIES (Details Narrative)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Short-Term Debt [Line Items]
Deposit	$ 800,000	$ 102,564
Cash and cash equivalents	6,898,288	884,396	$ 20,890,350
Amount subject to credit risk	5,880,615	753,925	20,007,853
Promissory Notes [Member]
Short-Term Debt [Line Items]
Promissory notes payable	$ 51,700,000	$ 6,600,000	$ 18,600,000
Promissory Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	5.00%	5.00%
Promissory Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	24.00%	24.00%